SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information and non-cash investing and financing activities
	Year ended December 31, 2013		Year ended December 31, 2012
Cash paid during the year for:	$		$
Interest		12,883		500